CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Continuing operations
Sale of goods	$ 7,705,398	$ 1,198,861	$ 901,376
Cost of sales	(1,697,823)	(511,646)	(463,285)
Gross profit	6,007,575	687,215	438,091
BARDA income	8,259,152	10,104,081	6,886,236
Other income	456,695	68,617	344,734
Total other income	8,715,847	10,172,698	7,230,970
Operating costs
Sales and marketing expenses	(17,576,754)	(8,936,441)	(5,201,761)
Corporate and administrative expenses	(15,398,177)	(5,360,553)	(2,264,594)
Product development expenses	(14,361,995)	(12,606,127)	(11,161,970)
Share based payment expenses	(2,688,817)	(1,835,157)	(1,587,243)
Finance costs	(37,769)	(26,586)	(12,754)
Total operating costs	(50,063,512)	(28,764,864)	(20,228,322)
Loss from continuing operations before income tax benefit	(35,340,090)	(17,904,951)	(12,559,261)
Income tax benefit	179,863	1,385,796	1,048,237
Loss for the period	(35,160,227)	(16,519,155)	(11,511,024)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation	1,783,222	563,279	(83,293)
Fair value gain on available for sale financial assets			(265,261)
Other comprehensive income for the period, net of tax	1,783,222	563,279	(348,554)
Total other comprehensive loss for the period	(33,377,005)	(15,955,876)	(11,859,578)
Loss for the period attributable to owners of the parent	(35,160,227)	(16,519,155)	(11,511,024)
Total comprehensive loss attributable to owners of the parent	$ (33,377,005)	$ (15,955,876)	$ (11,859,578)
Basic loss per share attributable to ordinary equity holders of the parent	$ (2.78)	$ (1.77)	$ (1.72)
Diluted loss per share attributable to ordinary equity holders of the parent	$ (2.78)	$ (1.77)	$ (1.72)